Significant Accounting Policies - Accounts Receivable and Revenue Recognition (Details) - Forge Nano, Inc. $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) customer segment	Dec. 31, 2024 USD ($) customer
Significant Accounting Policies
Allowance for credit loss, percentage	2.00%		2.00%
Payment term	30 days		30 days
Reporting units | segment	3		3
Impairment loss on goodwill	$ 0	$ 0	$ 0	$ 0
Goodwill	3,124		3,124	$ 3,124
Coating Service
Significant Accounting Policies
Impairment loss on goodwill	0
Goodwill			2,224
Tool Manufacturing & Related Services
Significant Accounting Policies
Goodwill			900
Battery Manufacturing
Significant Accounting Policies
Goodwill	$ 0		$ 0
Accounts receivable | Customer concentration | Three customers
Significant Accounting Policies
Number of customers | customer			3
Concentration risk, percentage	87.00%		65.00%
Accounts receivable | Customer concentration | Five customers
Significant Accounting Policies
Number of customers | customer				5
Concentration risk, percentage				60.00%
Revenue | Customer concentration | Three customers
Significant Accounting Policies
Concentration risk, percentage	37.00%	37.00%
Revenue | Customer concentration | Four customers
Significant Accounting Policies
Concentration risk, percentage	19.00%	19.00%
Revenue | Customer concentration | Two customers
Significant Accounting Policies
Number of customers | customer			2	2
Concentration risk, percentage			25.00%	27.00%